UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2017

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Profile Funds
(formerly Great-West Profile II Funds)
(Institutional, Investor (formerly Initial Class) and Class L)
Annual Report
December 31, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of each Fund. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

Great-West Conservative Profile Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Conservative Profile Fund (Institutional Class shares) returned 7.73% relative to the 20.99% for the Wilshire 5000 IndexSM and 3.54% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.34% (composite benchmark return was 7.39%).
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	7.73%	N/A	4.44%
Investor Class	7.39%	5.04%	4.83%
Class L	7.05%	4.77%	4.80%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Bond	47.43%
Fixed Interest Contract	22.48
Large Cap Equity	10.87
International Equity	6.90
Mid Cap Equity	5.41
Real Estate Equity	5.03
Small Cap Equity	1.88
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,034.60	$1.90
Hypothetical (5% return before expenses)	$1,000.00	$1,023.30	$1.89
Investor Class
Actual	$1,000.00	$1,031.80	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.67
Class L
Actual	$1,000.00	$1,030.50	$4.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.94
* Expenses are equal to the Fund's annualized expense ratio of 0.37% for the Institutional Class, 0.72% for the Investor Class and 0.97% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.35%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Moderately Conservative Profile Fund (Institutional Class shares) returned 10.48% relative to the 20.99% for the Wilshire 5000 IndexSM and 3.54% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.18% (composite benchmark return was 10.30%).
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	10.48%	N/A	5.66%
Investor Class	10.07%	6.80%	5.45%
Class L	9.75%	6.50%	6.22%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Bond	33.00%
Fixed Interest Contract	21.98
Large Cap Equity	17.57
International Equity	11.17
Mid Cap Equity	8.72
Real Estate Equity	4.54
Small Cap Equity	3.02
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,048.20	$2.17
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$2.14
Investor Class
Actual	$1,000.00	$1,047.00	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.92
Class L
Actual	$1,000.00	$1,044.40	$5.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.19
* Expenses are equal to the Fund's annualized expense ratio of 0.42% for the Institutional Class, 0.77% for the Investor Class and 1.02% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Moderate Profile Fund (Institutional Class shares) returned 13.29% relative to the 20.99% for the Wilshire 5000 IndexSM and 3.54% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.01% (composite benchmark return was 13.28%).
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	13.29%	N/A	6.90%
Investor Class	12.94%	8.52%	6.00%
Class L	12.56%	8.24%	7.62%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Large Cap Equity	24.34%
Bond	23.99
Fixed Interest Contract	16.00
International Equity	15.39
Mid Cap Equity	12.07
Small Cap Equity	4.20
Real Estate Equity	4.01
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,061.20	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.65
Investor Class
Actual	$1,000.00	$1,060.10	$4.52
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.43
Class L
Actual	$1,000.00	$1,058.80	$5.86
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.75
* Expenses are equal to the Fund's annualized expense ratio of 0.52% for the Institutional Class, 0.87% for the Investor Class and 1.13% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.48%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Moderate Aggressive Profile Fund (Institutional Class shares) returned 15.88% relative to the 20.99% for the Wilshire 5000 IndexSM and 3.54% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 0.05% (composite benchmark return was 15.93%).
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	15.88%	N/A	8.01%
Investor Class	15.42%	10.06%	6.28%
Class L	15.19%	9.79%	8.90%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.19%
International Equity	19.12
Bond	18.03
Mid Cap Equity	14.94
Fixed Interest Contract	9.00
Small Cap Equity	5.21
Real Estate Equity	3.51
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,074.00	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.21
Investor Class
Actual	$1,000.00	$1,071.80	$5.12
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.99
Class L
Actual	$1,000.00	$1,071.30	$6.42
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.26
* Expenses are equal to the Fund's annualized expense ratio of 0.63% for the Institutional Class, 0.98% for the Investor Class and 1.23% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.56%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West Aggressive Profile Fund (Institutional Class shares) returned 21.23% relative to the 20.99% for the Wilshire 5000 IndexSM and 3.54% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 0.29% (composite benchmark return was 21.52%).
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
5,000
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Dow Jones U.S. Select REIT Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Dow Jones U.S. Select REIT Index
	10,000.00	10,000.00	10,000.00	10,000.00
2008	6,010.00	6,125.02	6,277.00	6,079.98
2009	7,994.50	7,916.45	8,053.39	7,810.08
2010	9,269.63	9,077.60	9,435.35	10,002.68
2011	8,858.05	8,833.64	9,527.82	10,939.70
2012	10,332.03	10,289.33	11,057.99	12,812.58
2013	13,335.47	13,307.64	14,713.89	12,968.35
2014	14,448.21	14,449.73	16,584.28	17,118.05
2015	14,355.95	14,519.89	16,694.71	17,884.93
2016	15,940.84	15,974.25	18,926.84	19,079.04
2017	19,227.84	19,412.07	22,899.55	19,797.07

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	21.23%	N/A	10.27%
Investor Class	20.62%	13.23%	6.75%
Class L	20.44%	12.94%	11.34%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Large Cap Equity	42.16%
International Equity	26.70
Mid Cap Equity	20.87
Small Cap Equity	7.26
Real Estate Equity	3.01
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,100.50	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.08
Investor Class
Actual	$1,000.00	$1,097.80	$6.08
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.85
Class L
Actual	$1,000.00	$1,096.40	$7.40
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$7.12
* Expenses are equal to the Fund's annualized expense ratio of 0.80% for the Institutional Class, 1.15% for the Investor Class and 1.40% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
5,833,499	Great-West Core Bond Fund Institutional Class(a)	$ 57,401,632
7,738,528	Great-West Loomis Sayles Bond Fund Institutional Class(a)	74,908,952
3,952,761	Great-West Putnam High Yield Bond Institutional Class(a)	38,302,249
4,764,627	Great-West Short Duration Bond Fund Institutional Class(a)	46,979,224
7,701,069	Great-West Templeton Global Bond Fund Institutional Class(a)	70,849,839
6,014,125	Great-West U.S. Government Securities Fund Institutional Class(a)	57,374,750

TOTAL BOND MUTUAL FUNDS — 47.45% (Cost $349,226,227)		$345,816,646
EQUITY MUTUAL FUNDS
3,093,343	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	30,655,026
494,019	Great-West Invesco Small Cap Value Fund Institutional Class(a)	4,880,905
580,448	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,893,174
1,439,942	Great-West MFS International Growth Fund Institutional Class(a)	14,413,816
3,118,163	Great-West MFS International Value Fund Institutional Class(a)	35,890,051
2,101,705	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	22,614,342
Shares		Fair Value
Equity Mutual Funds — (continued)
337,780	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 3,945,275
2,795,145	Great-West Putnam Equity Income Fund Institutional Class(a)	28,342,774
4,088,833	Great-West Real Estate Index Fund Institutional Class(a)	36,676,835
3,167,135	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	28,282,517
1,011,752	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	8,751,659

TOTAL EQUITY MUTUAL FUNDS — 30.10% (Cost $209,557,791)		$219,346,374
Account Balance
FIXED INTEREST CONTRACT
163,928,872 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$163,928,872

TOTAL FIXED INTEREST CONTRACT — 22.49% (Cost $163,928,872)		$163,928,872
TOTAL INVESTMENTS — 100.04% (Cost $722,712,890)		$729,091,892
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (307,038)
TOTAL NET ASSETS — 100.00%		$728,784,854

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
2,456,430	Great-West Core Bond Fund Institutional Class(a)	$ 24,171,271
3,255,554	Great-West Loomis Sayles Bond Fund Institutional Class(a)	31,513,761
1,664,878	Great-West Putnam High Yield Bond Institutional Class(a)	16,132,665
300,600	Great-West Short Duration Bond Fund Institutional Class(a)	2,963,914
3,238,866	Great-West Templeton Global Bond Fund Institutional Class(a)	29,797,568
2,532,896	Great-West U.S. Government Securities Fund Institutional Class(a)	24,163,832

TOTAL BOND MUTUAL FUNDS — 33.01% (Cost $128,998,993)		$128,743,011
EQUITY MUTUAL FUNDS
2,668,450	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	26,444,335
424,080	Great-West Invesco Small Cap Value Fund Institutional Class(a)	4,189,911
497,827	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,196,686
1,243,835	Great-West MFS International Growth Fund Institutional Class(a)	12,450,783
2,703,924	Great-West MFS International Value Fund Institutional Class(a)	31,122,167
1,818,215	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	19,563,996
Shares		Fair Value
Equity Mutual Funds — (continued)
290,238	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 3,389,978
2,417,850	Great-West Putnam Equity Income Fund Institutional Class(a)	24,517,004
1,972,393	Great-West Real Estate Index Fund Institutional Class(a)	17,692,361
2,744,156	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	24,505,313
873,978	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,559,913

TOTAL EQUITY MUTUAL FUNDS — 45.04% (Cost $166,289,737)		$175,632,447
Account Balance
FIXED INTEREST CONTRACT
85,761,781 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$85,761,781

TOTAL FIXED INTEREST CONTRACT — 21.99% (Cost $85,761,781)		$ 85,761,781
TOTAL INVESTMENTS — 100.04% (Cost $381,050,511)		$390,137,239
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (161,237)
TOTAL NET ASSETS — 100.00%		$389,976,002

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
7,239,973	Great-West Core Bond Fund Institutional Class(a)	$ 71,241,338
9,583,479	Great-West Loomis Sayles Bond Fund Institutional Class(a)	92,768,079
4,900,706	Great-West Putnam High Yield Bond Institutional Class(a)	47,487,845
882,889	Great-West Short Duration Bond Fund Institutional Class(a)	8,705,283
9,593,896	Great-West Templeton Global Bond Fund Institutional Class(a)	88,263,842
7,466,941	Great-West U.S. Government Securities Fund Institutional Class(a)	71,234,615

TOTAL BOND MUTUAL FUNDS — 24.00% (Cost $386,778,752)		$ 379,701,002
EQUITY MUTUAL FUNDS
14,992,394	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	148,574,621
2,397,983	Great-West Invesco Small Cap Value Fund Institutional Class(a)	23,692,069
2,821,423	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	23,784,599
6,961,331	Great-West MFS International Growth Fund Institutional Class(a)	69,682,925
15,117,363	Great-West MFS International Value Fund Institutional Class(a)	174,000,850
10,223,798	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	110,008,064
Shares		Fair Value
Equity Mutual Funds — (continued)
1,623,504	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 18,962,522
13,568,348	Great-West Putnam Equity Income Fund Institutional Class(a)	137,583,044
7,065,450	Great-West Real Estate Index Fund Institutional Class(a)	63,377,090
15,423,322	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	137,730,264
4,909,733	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	42,469,194

TOTAL EQUITY MUTUAL FUNDS — 60.03% (Cost $904,414,065)		$ 949,865,242
Account Balance
FIXED INTEREST CONTRACT
253,318,393 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$253,318,393

TOTAL FIXED INTEREST CONTRACT — 16.01% (Cost $253,318,393)		$ 253,318,393
TOTAL INVESTMENTS — 100.04% (Cost $1,544,511,210)		$1,582,884,637
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (594,442)
TOTAL NET ASSETS — 100.00%		$1,582,290,195

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
2,301,884	Great-West Core Bond Fund Institutional Class(a)	$ 22,650,539
3,048,091	Great-West Loomis Sayles Bond Fund Institutional Class(a)	29,505,516
1,560,916	Great-West Putnam High Yield Bond Institutional Class(a)	15,125,275
1,647,291	Great-West Short Duration Bond Fund Institutional Class(a)	16,242,291
3,051,957	Great-West Templeton Global Bond Fund Institutional Class(a)	28,078,001
2,374,270	Great-West U.S. Government Securities Fund Institutional Class(a)	22,650,540

TOTAL BOND MUTUAL FUNDS — 18.04% (Cost $135,917,282)		$134,252,162
EQUITY MUTUAL FUNDS
8,731,860	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	86,532,730
1,399,049	Great-West Invesco Small Cap Value Fund Institutional Class(a)	13,822,605
1,641,338	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	13,836,480
4,064,346	Great-West MFS International Growth Fund Institutional Class(a)	40,684,102
8,829,628	Great-West MFS International Value Fund Institutional Class(a)	101,629,017
5,972,723	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	64,266,497
Shares		Fair Value
Equity Mutual Funds — (continued)
948,674	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 11,080,516
7,917,480	Great-West Putnam Equity Income Fund Institutional Class(a)	80,283,254
2,909,537	Great-West Real Estate Index Fund Institutional Class(a)	26,098,548
8,991,028	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	80,289,878
2,855,958	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	24,704,037

TOTAL EQUITY MUTUAL FUNDS — 72.99% (Cost $512,720,593)		$543,227,664
Account Balance
FIXED INTEREST CONTRACT
67,034,477 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$67,034,477

TOTAL FIXED INTEREST CONTRACT — 9.01% (Cost $67,034,477)		$ 67,034,477
TOTAL INVESTMENTS — 100.04% (Cost $715,672,352)		$744,514,303
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (287,860)
TOTAL NET ASSETS — 100.00%		$744,226,443

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
EQUITY MUTUAL FUNDS
13,207,823	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	$130,889,524
2,110,700	Great-West Invesco Small Cap Value Fund Institutional Class(a)	20,853,719
2,477,967	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	20,889,259
6,149,027	Great-West MFS International Growth Fund Institutional Class(a)	61,551,764
13,360,518	Great-West MFS International Value Fund Institutional Class(a)	153,779,562
9,006,394	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	96,908,798
1,433,687	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	16,745,468
11,978,426	Great-West Putnam Equity Income Fund Institutional Class(a)	121,461,235
Shares		Fair Value
Equity Mutual Funds — (continued)
2,702,669	Great-West Real Estate Index Fund Institutional Class(a)	$ 24,242,941
13,603,756	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	121,481,545
4,324,787	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	37,409,405

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $768,450,435)		$806,213,220
TOTAL INVESTMENTS — 100.04% (Cost $768,450,435)		$806,213,220
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (307,233)
TOTAL NET ASSETS — 100.00%		$805,905,987

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$729,091,892	$390,137,239	$1,582,884,637
Subscriptions receivable	890,321	180,238	1,522,175
Receivable for investments sold	2,901,062	4,989,619	24,514,689
Total Assets	732,883,275	395,307,096	1,608,921,501
LIABILITIES:
Payable for distribution fees	87,048	42,744	89,832
Payable for investments purchased	331,832	2,731	370,900
Payable for shareholder services fees	206,882	110,804	444,993
Payable to investment adviser	13,108	7,689	59,617
Redemptions payable	3,459,551	5,167,126	25,665,964
Total Liabilities	4,098,421	5,331,094	26,631,306
NET ASSETS	$728,784,854	$389,976,002	$1,582,290,195
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,130,662	$4,124,055	$19,277,271
Paid-in capital in excess of par	749,300,402	393,666,774	1,696,268,706
Net unrealized appreciation	6,379,002	9,086,728	38,373,427
Undistributed net investment income	2,813,864	421,978	8,984,235
Accumulated net realized loss	(37,839,076)	(17,323,533)	(180,613,444)
NET ASSETS	$728,784,854	$389,976,002	$1,582,290,195
NET ASSETS BY CLASS
Investor Class	$271,766,145	$159,717,997	$1,034,642,566
Class L	$427,339,513	$210,780,599	$451,168,481
Institutional Class	$29,679,196	$19,477,406	$96,479,148
CAPITAL STOCK:
Authorized
Investor Class	100,000,000	100,000,000	350,000,000
Class L	110,000,000	50,000,000	85,000,000
Institutional Class	10,000,000	10,000,000	30,000,000
Issued and Outstanding
Investor Class	33,179,788	17,955,027	141,418,381
Class L	45,164,028	21,368,531	41,953,275
Institutional Class	2,962,799	1,916,995	9,401,058
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.19	$8.90	$7.32
Class L	$9.46	$9.86	$10.75
Institutional Class	$10.02	$10.16	$10.26
(a) Cost of investments, affiliated	$722,712,890	$381,050,511	$1,544,511,210
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$744,514,303	$806,213,220
Subscriptions receivable	991,717	1,296,432
Receivable for investments sold	6,135,492	1,202,573
Total Assets	751,641,512	808,712,225
LIABILITIES:
Payable for distribution fees	39,584	21,994
Payable for investments purchased	251,791	707,169
Payable for shareholder services fees	205,043	217,182
Payable to investment adviser	43,233	68,057
Redemptions payable	6,875,418	1,791,836
Total Liabilities	7,415,069	2,806,238
NET ASSETS	$744,226,443	$805,905,987
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,391,687	$10,182,142
Paid-in capital in excess of par	763,197,212	848,460,998
Net unrealized appreciation	28,841,951	37,762,785
Undistributed net investment income	1,861,740	9,860,541
Accumulated net realized loss	(58,066,147)	(100,360,479)
NET ASSETS	$744,226,443	$805,905,987
NET ASSETS BY CLASS
Investor Class	$491,402,414	$625,484,669
Class L	$199,087,152	$107,725,430
Institutional Class	$53,736,877	$72,695,888
CAPITAL STOCK:
Authorized
Investor Class	150,000,000	225,000,000
Class L	45,000,000	40,000,000
Institutional Class	15,000,000	50,000,000
Issued and Outstanding
Investor Class	58,491,724	86,728,184
Class L	20,257,177	8,212,643
Institutional Class	5,167,969	6,880,588
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.40	$7.21
Class L	$9.83	$13.12
Institutional Class	$10.40	$10.57
(a) Cost of investments, affiliated	$715,672,352	$768,450,435
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$2,136,258	$1,059,754	$3,266,552
Dividends, affiliated	15,842,894	8,717,456	39,685,908
Total Income	17,979,152	9,777,210	42,952,460
EXPENSES:
Management fees	638,735	324,100	1,373,859
Shareholder services fees – Investor Class	876,882	477,190	3,309,051
Shareholder services fees – Class L	1,266,498	599,008	1,211,370
Distribution fees – Class L	904,622	427,834	865,129
Total Expenses	3,686,737	1,828,132	6,759,409
Less management fees waived	498,970	247,315	763,999
Net Expenses	3,187,767	1,580,817	5,995,410
NET INVESTMENT INCOME	14,791,385	8,196,393	36,957,050
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(1,436,260)	(386,089)	22,144,067
Realized gain distributions received, affiliated	13,835,294	11,397,630	62,698,649
Net Realized Gain	12,399,034	11,011,541	84,842,716
Net change in unrealized appreciation on investments, affiliated	16,290,879	10,871,229	42,432,001
Net Realized and Unrealized Gain	28,689,913	21,882,770	127,274,717
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,481,298	$30,079,163	$164,231,767
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$801,833	$-
Dividends, affiliated	19,821,196	25,010,537
Total Income	20,623,029	25,010,537
EXPENSES:
Management fees	599,691	703,792
Shareholder services fees – Investor Class	1,387,953	1,944,210
Shareholder services fees – Class L	555,297	311,829
Distribution fees – Class L	396,624	222,731
Total Expenses	2,939,565	3,182,562
Less management fees waived	187,268	-
Net Expenses	2,752,297	3,182,562
NET INVESTMENT INCOME	17,870,732	21,827,975
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	3,293,250	13,840,012
Realized gain distributions received, affiliated	35,723,744	53,145,564
Net Realized Gain	39,016,994	66,985,576
Net change in unrealized appreciation on investments, affiliated	27,493,680	42,735,976
Net Realized and Unrealized Gain	66,510,674	109,721,552
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$84,381,406	$131,549,527
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Conservative Profile Fund	2017	2016
OPERATIONS:
Net investment income	$14,791,385	$9,679,865
Net realized gain	12,399,034	4,100,405
Net change in unrealized appreciation	16,290,879	14,851,887
Net Increase in Net Assets Resulting from Operations	43,481,298	28,632,157
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(6,157,619)	(4,788,113)
Class L	(6,956,910)	(3,234,220)
Institutional Class	(690,672)	(347,806)
From net investment income	(13,805,201)	(8,370,139)
From net realized gains
Investor Class	(4,672,960)	(5,734,431)
Class L	(6,181,300)	(5,526,988)
Institutional Class	(403,629)	(479,652)
From net realized gains	(11,257,889)	(11,741,071)
Total Distributions	(25,063,090)	(20,111,210)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	74,335,807	75,163,259
Class L	218,581,340	172,179,097
Institutional Class	11,117,374	25,030,623
Shares issued in reinvestment of distributions
Investor Class	10,830,579	10,522,544
Class L	13,138,210	8,761,208
Institutional Class	1,094,301	827,458
Shares issued in connection with fund reorganization
Investor Class	49,144,192	N/A
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(101,804,615)	(108,946,756)
Class L	(94,863,554)	(70,134,591)
Institutional Class	(6,779,954)	(9,254,086)
Net Increase in Net Assets Resulting from Capital Share Transactions	174,793,680	104,148,756
Total Increase in Net Assets	193,211,888	112,669,703
NET ASSETS:
Beginning of year	535,572,966	422,903,263
End of year(a)	$728,784,854	$535,572,966
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Conservative Profile Fund	2017	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,047,981	9,480,404
Class L	23,214,973	18,928,101
Institutional Class	1,111,325	2,612,971
Shares issued in reinvestment of distributions
Investor Class	1,321,165	1,324,625
Class L	1,390,996	961,934
Institutional Class	109,384	86,105
Shares issued in connection with fund reorganization
Investor Class	5,968,302	N/A
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(12,396,967)	(13,723,210)
Class L	(10,063,172)	(7,732,798)
Institutional Class	(678,520)	(961,436)
Net Increase	19,025,467	10,976,696
(a) Including undistributed net investment income:	$2,813,864	$2,755,059
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Moderately Conservative Profile Fund	2017	2016
OPERATIONS:
Net investment income	$8,196,393	$4,304,291
Net realized gain	11,011,541	2,268,701
Net change in unrealized appreciation	10,871,229	8,869,488
Net Increase in Net Assets Resulting from Operations	30,079,163	15,442,480
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(3,595,801)	(2,074,644)
Class L	(3,753,051)	(1,517,079)
Institutional Class	(467,276)	(236,672)
From net investment income	(7,816,128)	(3,828,395)
From net realized gains
Investor Class	(3,510,906)	(3,473,010)
Class L	(3,870,296)	(3,134,983)
Institutional Class	(351,510)	(379,861)
From net realized gains	(7,732,712)	(6,987,854)
Total Distributions	(15,548,840)	(10,816,249)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	29,237,036	24,715,329
Class L	118,083,170	83,701,327
Institutional Class	5,971,545	19,515,981
Shares issued in reinvestment of distributions
Investor Class	7,106,707	5,547,654
Class L	7,623,347	4,652,062
Institutional Class	818,786	616,533
Shares issued in connection with fund reorganization
Investor Class	56,287,556	N/A
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(51,581,317)	(39,150,532)
Class L	(52,899,975)	(29,962,684)
Institutional Class	(2,075,684)	(6,873,359)
Net Increase in Net Assets Resulting from Capital Share Transactions	118,571,171	62,762,311
Total Increase in Net Assets	133,101,494	67,388,542
NET ASSETS:
Beginning of year	256,874,508	189,485,966
End of year(a)	$389,976,002	$256,874,508
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Moderately Conservative Profile Fund	2017	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,306,472	2,940,646
Class L	12,089,644	9,029,192
Institutional Class	595,088	2,051,941
Shares issued in reinvestment of distributions
Investor Class	800,175	659,083
Class L	775,406	501,112
Institutional Class	80,840	64,568
Shares issued in connection with fund reorganization
Investor Class	6,325,937	N/A
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(5,825,474)	(4,684,571)
Class L	(5,408,420)	(3,244,784)
Institutional Class	(206,593)	(727,325)
Net Increase	12,533,075	6,589,862
(a) Including undistributed net investment income:	$421,978	$430,670
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Moderate Profile Fund	2017	2016
OPERATIONS:
Net investment income	$36,957,050	$20,636,110
Net realized gain	84,842,716	37,912,467
Net change in unrealized appreciation	42,432,001	32,909,876
Net Increase in Net Assets Resulting from Operations	164,231,767	91,458,453
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(26,562,989)	(15,599,308)
Class L	(6,166,018)	(2,284,964)
Institutional Class	(2,164,376)	(716,569)
From net investment income	(34,893,383)	(18,600,841)
From net realized gains
Investor Class	(42,935,266)	(49,533,585)
Class L	(12,053,422)	(9,442,219)
Institutional Class	(2,726,489)	(2,961,314)
From net realized gains	(57,715,177)	(61,937,118)
Total Distributions	(92,608,560)	(80,537,959)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	194,285,284	176,458,098
Class L	256,105,790	138,867,829
Institutional Class	28,199,678	71,890,645
Shares issued in reinvestment of distributions
Investor Class	69,498,255	65,132,893
Class L	18,219,440	11,727,183
Institutional Class	4,890,865	3,677,883
Shares issued in connection with fund reorganization
Investor Class	213,861,480	N/A
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(338,656,544)	(317,125,737)
Class L	(100,712,170)	(65,104,276)
Institutional Class	(11,035,534)	(27,994,809)
Net Increase in Net Assets Resulting from Capital Share Transactions	334,656,544	57,529,709
Total Increase in Net Assets	406,279,751	68,450,203
NET ASSETS:
Beginning of year	1,176,010,444	1,107,560,241
End of year(a)	$1,582,290,195	$1,176,010,444
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Moderate Profile Fund	2017	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	26,475,376	25,315,539
Class L	24,199,445	13,998,607
Institutional Class	2,783,719	7,630,160
Shares issued in reinvestment of distributions
Investor Class	9,493,790	9,395,743
Class L	1,702,204	1,182,277
Institutional Class	478,449	388,037
Shares issued in connection with fund reorganization
Investor Class	28,892,001	N/A
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(46,160,604)	(45,455,468)
Class L	(9,535,933)	(6,608,061)
Institutional Class	(1,085,696)	(2,943,151)
Net Increase	37,242,751	2,903,683
(a) Including undistributed net investment income:	$8,984,235	$8,543,804
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Moderately Aggressive Profile Fund	2017	2016
OPERATIONS:
Net investment income	$17,870,732	$7,749,744
Net realized gain	39,016,994	16,597,653
Net change in unrealized appreciation	27,493,680	14,882,800
Net Increase in Net Assets Resulting from Operations	84,381,406	39,230,197
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(12,338,973)	(5,357,743)
Class L	(3,782,573)	(1,199,530)
Institutional Class	(1,311,035)	(448,195)
From net investment income	(17,432,581)	(7,005,468)
From net realized gains
Investor Class	(17,212,427)	(19,725,891)
Class L	(5,676,053)	(5,652,197)
Institutional Class	(1,407,104)	(1,959,389)
From net realized gains	(24,295,584)	(27,337,477)
Total Distributions	(41,728,165)	(34,342,945)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	65,699,227	56,382,757
Class L	124,500,249	78,498,990
Institutional Class	15,705,462	57,029,940
Shares issued in reinvestment of distributions
Investor Class	29,551,400	25,083,634
Class L	9,458,626	6,851,727
Institutional Class	2,718,139	2,407,584
Shares issued in connection with fund reorganization
Investor Class	164,101,237	N/A
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(106,717,057)	(88,558,529)
Class L	(64,876,784)	(40,206,573)
Institutional Class	(5,613,660)	(24,350,332)
Net Increase in Net Assets Resulting from Capital Share Transactions	234,526,839	73,139,198
Total Increase in Net Assets	277,180,080	78,026,450
NET ASSETS:
Beginning of year	467,046,363	389,019,913
End of year(a)	$744,226,443	$467,046,363
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Moderately Aggressive Profile Fund	2017	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,905,122	7,274,733
Class L	12,976,000	8,783,840
Institutional Class	1,550,048	6,073,472
Shares issued in reinvestment of distributions
Investor Class	3,530,843	3,249,554
Class L	968,538	767,300
Institutional Class	263,033	255,928
Shares issued in connection with fund reorganization
Investor Class	19,573,844	N/A
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(12,820,758)	(11,392,155)
Class L	(6,763,394)	(4,506,053)
Institutional Class	(555,967)	(2,577,848)
Net Increase	26,627,309	7,928,771
(a) Including undistributed net investment income:	$1,861,740	$2,009,231
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Aggressive Profile Fund	2017	2016
OPERATIONS:
Net investment income	$21,827,975	$9,292,743
Net realized gain	66,985,576	35,300,964
Net change in unrealized appreciation	42,735,976	17,213,735
Net Increase in Net Assets Resulting from Operations	131,549,527	61,807,442
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(13,855,945)	(12,505,489)
Class L	(970,645)	(815,817)
Institutional Class	(1,359,925)	(613,706)
From net investment income	(16,186,515)	(13,935,012)
From net realized gains
Investor Class	(35,744,196)	(48,890,212)
Class L	(3,412,890)	(3,437,188)
Institutional Class	(2,772,879)	(3,350,320)
From net realized gains	(41,929,965)	(55,677,720)
Total Distributions	(58,116,480)	(69,612,732)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	125,221,171	110,052,920
Class L	55,878,972	40,949,981
Institutional Class	28,536,844	44,220,098
Shares issued in reinvestment of distributions
Investor Class	49,600,141	61,395,701
Class L	4,383,535	4,253,005
Institutional Class	4,132,804	3,964,026
Shares issued in connection with fund reorganization
Investor Class	95,864,304	N/A
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(193,051,027)	(192,435,473)
Class L	(30,776,342)	(22,064,503)
Institutional Class	(13,905,559)	(23,248,837)
Net Increase in Net Assets Resulting from Capital Share Transactions	125,884,843	27,086,918
Total Increase in Net Assets	199,317,890	19,281,628
NET ASSETS:
Beginning of year	606,588,097	587,306,469
End of year(a)	$805,905,987	$606,588,097
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West Aggressive Profile Fund	2017	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	17,624,143	16,584,982
Class L	4,520,027	3,653,133
Institutional Class	2,810,627	4,836,078
Shares issued in reinvestment of distributions
Investor Class	6,893,973	9,456,045
Class L	337,827	378,286
Institutional Class	394,303	431,715
Shares issued in connection with fund reorganization
Investor Class	13,301,739	N/A
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(27,157,612)	(28,924,979)
Class L	(2,472,652)	(1,994,322)
Institutional Class	(1,371,078)	(2,518,015)
Net Increase	14,881,297	1,902,923
(a) Including undistributed net investment income:	$9,860,541	$4,933,865
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$ 7.95	0.19	0.39	0.58	(0.20)	(0.14)	(0.34)	$ 8.19	7.39%
12/31/2016	$ 7.82	0.16	0.33	0.49	(0.16)	(0.20)	(0.36)	$ 7.95	6.26%
12/31/2015	$ 8.46	0.19	(0.26)	(0.07)	(0.24)	(0.33)	(0.57)	$ 7.82	(0.95%)
12/31/2014	$ 8.61	0.24	0.20	0.44	(0.27)	(0.32)	(0.59)	$ 8.46	5.05%
12/31/2013	$ 8.56	0.24	0.40	0.64	(0.21)	(0.38)	(0.59)	$ 8.61	7.68%
Class L
12/31/2017	$ 9.13	0.21	0.43	0.64	(0.17)	(0.14)	(0.31)	$ 9.46	7.05%
12/31/2016	$ 8.93	0.18	0.35	0.53	(0.13)	(0.20)	(0.33)	$ 9.13	5.97%
12/31/2015	$ 9.54	0.22	(0.32)	(0.10)	(0.18)	(0.33)	(0.51)	$ 8.93	(1.15%)
12/31/2014	$ 9.63	0.28	0.18	0.46	(0.23)	(0.32)	(0.55)	$ 9.54	4.79%
12/31/2013	$ 9.48	0.28	0.42	0.70	(0.17)	(0.38)	(0.55)	$ 9.63	7.43%
Institutional Class
12/31/2017	$ 9.67	0.28	0.46	0.74	(0.25)	(0.14)	(0.39)	$10.02	7.73%
12/31/2016	$ 9.39	0.27	0.35	0.62	(0.14)	(0.20)	(0.34)	$ 9.67	6.66%
12/31/2015 (d)	$10.00	0.21	(0.43)	(0.22)	(0.18)	(0.21)	(0.39)	$ 9.39	(2.28%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$271,766	0.45%	0.37%	2.33%	13%
12/31/2016	$232,585	0.45%	0.38%	2.00%	21%
12/31/2015	$251,629	0.32%	0.27%	2.22%	33% (h)
12/31/2014	$327,351	0.10%	0.10%	2.70%	20%
12/31/2013	$342,761	0.10%	0.10%	2.66%	36%
Class L
12/31/2017	$427,340	0.70%	0.62%	2.27%	13%
12/31/2016	$279,584	0.70%	0.63%	1.99%	21%
12/31/2015	$164,862	0.61%	0.55%	2.35%	33% (h)
12/31/2014	$ 89,421	0.35%	0.35%	2.87%	20%
12/31/2013	$ 59,915	0.35%	0.35%	2.85%	36%
Institutional Class
12/31/2017	$ 29,679	0.10%	0.02%	2.78%	13%
12/31/2016	$ 23,404	0.10%	0.03%	2.84%	21%
12/31/2015 (d)	$ 6,412	0.10% (i)	0.02% (i)	3.15% (i)	33% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$ 8.47	0.23	0.61	0.84	(0.22)	(0.19)	(0.41)	$ 8.90	10.07%
12/31/2016	$ 8.28	0.16	0.44	0.60	(0.15)	(0.26)	(0.41)	$ 8.47	7.39%
12/31/2015	$ 8.97	0.20	(0.28)	(0.08)	(0.22)	(0.39)	(0.61)	$ 8.28	(0.82%)
12/31/2014	$ 9.10	0.27	0.26	0.53	(0.28)	(0.38)	(0.66)	$ 8.97	5.79%
12/31/2013	$ 8.66	0.29	0.73	1.02	(0.23)	(0.35)	(0.58)	$ 9.10	12.03%
Class L
12/31/2017	$ 9.34	0.24	0.66	0.90	(0.19)	(0.19)	(0.38)	$ 9.86	9.75%
12/31/2016	$ 9.10	0.18	0.45	0.63	(0.13)	(0.26)	(0.39)	$ 9.34	7.05%
12/31/2015	$ 9.77	0.24	(0.34)	(0.10)	(0.18)	(0.39)	(0.57)	$ 9.10	(1.03%)
12/31/2014	$ 9.85	0.43	0.12	0.55	(0.25)	(0.38)	(0.63)	$ 9.77	5.56%
12/31/2013	$ 9.32	0.33	0.74	1.07	(0.19)	(0.35)	(0.54)	$ 9.85	11.62%
Institutional Class
12/31/2017	$ 9.62	0.30	0.70	1.00	(0.27)	(0.19)	(0.46)	$10.16	10.48%
12/31/2016	$ 9.35	0.28	0.42	0.70	(0.17)	(0.26)	(0.43)	$ 9.62	7.61%
12/31/2015 (d)	$10.00	0.24	(0.50)	(0.26)	(0.20)	(0.19)	(0.39)	$ 9.35	(2.85%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$159,718	0.45%	0.37%	2.56%	20%
12/31/2016	$113,001	0.45%	0.38%	1.89%	25%
12/31/2015	$119,532	0.34%	0.28%	2.26%	28% (h)
12/31/2014	$118,432	0.10%	0.10%	2.90%	19%
12/31/2013	$110,669	0.10%	0.10%	3.16%	30%
Class L
12/31/2017	$210,781	0.70%	0.62%	2.46%	20%
12/31/2016	$129,943	0.70%	0.63%	1.95%	25%
12/31/2015	$ 69,408	0.62%	0.56%	2.47%	28% (h)
12/31/2014	$ 28,566	0.35%	0.35%	4.27%	19%
12/31/2013	$ 8,787	0.35%	0.35%	3.38%	30%
Institutional Class
12/31/2017	$ 19,477	0.10%	0.02%	2.93%	20%
12/31/2016	$ 13,930	0.10%	0.03%	2.87%	25%
12/31/2015 (d)	$ 547	0.10% (i)	0.02% (i)	3.63% (i)	28% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$ 6.94	0.19	0.70	0.89	(0.20)	(0.31)	(0.51)	$ 7.32	12.94%
12/31/2016	$ 6.91	0.12	0.45	0.57	(0.13)	(0.41)	(0.54)	$ 6.94	8.35%
12/31/2015	$ 7.69	0.16	(0.21)	(0.05)	(0.19)	(0.54)	(0.73)	$ 6.91	(0.65%)
12/31/2014	$ 7.97	0.24	0.28	0.52	(0.26)	(0.54)	(0.80)	$ 7.69	6.44%
12/31/2013	$ 7.41	0.26	0.94	1.20	(0.23)	(0.41)	(0.64)	$ 7.97	16.29%
Class L
12/31/2017	$ 9.98	0.29	0.96	1.25	(0.17)	(0.31)	(0.48)	$10.75	12.56%
12/31/2016	$ 9.72	0.18	0.60	0.78	(0.11)	(0.41)	(0.52)	$ 9.98	8.14%
12/31/2015	$10.50	0.25	(0.35)	(0.10)	(0.14)	(0.54)	(0.68)	$ 9.72	(0.96%)
12/31/2014	$10.60	0.34	0.32	0.66	(0.22)	(0.54)	(0.76)	$10.50	6.22%
12/31/2013	$ 9.67	0.44	1.09	1.53	(0.19)	(0.41)	(0.60)	$10.60	16.03%
Institutional Class
12/31/2017	$ 9.56	0.31	0.95	1.26	(0.25)	(0.31)	(0.56)	$10.26	13.29%
12/31/2016	$ 9.28	0.24	0.55	0.79	(0.10)	(0.41)	(0.51)	$ 9.56	8.67%
12/31/2015 (d)	$10.00	0.27	(0.56)	(0.29)	(0.14)	(0.29)	(0.43)	$ 9.28	(2.95%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$1,034,643	0.45%	0.39%	2.64%	18%
12/31/2016	$ 851,580	0.45%	0.40%	1.77%	26%
12/31/2015	$ 922,155	0.33%	0.29%	2.14%	27% (h)
12/31/2014	$1,058,466	0.10%	0.10%	2.98%	16%
12/31/2013	$1,052,991	0.10%	0.10%	3.30%	26%
Class L
12/31/2017	$ 451,168	0.70%	0.65%	2.73%	18%
12/31/2016	$ 255,341	0.70%	0.65%	1.80%	26%
12/31/2015	$ 165,462	0.61%	0.57%	2.38%	27% (h)
12/31/2014	$ 86,301	0.35%	0.35%	3.13%	16%
12/31/2013	$ 57,709	0.35%	0.35%	4.21%	26%
Institutional Class
12/31/2017	$ 96,479	0.10%	0.04%	3.09%	18%
12/31/2016	$ 69,089	0.10%	0.05%	2.57%	26%
12/31/2015 (d)	$ 19,943	0.10% (i)	0.05% (i)	4.18% (i)	27% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$ 7.75	0.25	0.93	1.18	(0.23)	(0.30)	(0.53)	$ 8.40	15.42%
12/31/2016	$ 7.69	0.13	0.56	0.69	(0.13)	(0.50)	(0.63)	$ 7.75	9.23%
12/31/2015	$ 8.54	0.18	(0.24)	(0.06)	(0.19)	(0.60)	(0.79)	$ 7.69	(0.64%)
12/31/2014	$ 8.77	0.28	0.34	0.62	(0.28)	(0.57)	(0.85)	$ 8.54	7.06%
12/31/2013	$ 7.81	0.33	1.25	1.58	(0.24)	(0.38)	(0.62)	$ 8.77	20.44%
Class L
12/31/2017	$ 8.98	0.27	1.08	1.35	(0.20)	(0.30)	(0.50)	$ 9.83	15.19%
12/31/2016	$ 8.82	0.16	0.61	0.77	(0.11)	(0.50)	(0.61)	$ 8.98	8.93%
12/31/2015	$ 9.66	0.23	(0.33)	(0.10)	(0.14)	(0.60)	(0.74)	$ 8.82	(0.99%)
12/31/2014	$ 9.80	0.43	0.24	0.67	(0.24)	(0.57)	(0.81)	$ 9.66	6.84%
12/31/2013	$ 8.67	0.59	1.15	1.74	(0.23)	(0.38)	(0.61)	$ 9.80	20.17%
Institutional Class
12/31/2017	$ 9.49	0.33	1.16	1.49	(0.28)	(0.30)	(0.58)	$10.40	15.88%
12/31/2016	$ 9.25	0.25	0.61	0.86	(0.12)	(0.50)	(0.62)	$ 9.49	9.52%
12/31/2015 (d)	$10.00	0.26	(0.57)	(0.31)	(0.17)	(0.27)	(0.44)	$ 9.25	(3.22%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$491,402	0.45%	0.42%	3.00%	18%
12/31/2016	$312,433	0.45%	0.42%	1.73%	30%
12/31/2015	$316,691	0.33%	0.31%	2.09%	29% (h)
12/31/2014	$340,089	0.10%	0.10%	3.16%	15%
12/31/2013	$310,499	0.10%	0.10%	3.85%	21%
Class L
12/31/2017	$199,087	0.70%	0.67%	2.84%	18%
12/31/2016	$117,482	0.70%	0.67%	1.82%	30%
12/31/2015	$ 70,855	0.61%	0.59%	2.41%	29% (h)
12/31/2014	$ 29,225	0.35%	0.35%	4.25%	15%
12/31/2013	$ 10,506	0.35%	0.35%	6.05%	21%
Institutional Class
12/31/2017	$ 53,737	0.10%	0.07%	3.24%	18%
12/31/2016	$ 37,132	0.10%	0.07%	2.60%	30%
12/31/2015 (d)	$ 1,473	0.10% (i)	0.07% (i)	3.96% (i)	29% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$ 6.49	0.22	1.11	1.33	(0.17)	(0.44)	(0.61)	$ 7.21	20.62%
12/31/2016	$ 6.64	0.10	0.60	0.70	(0.17)	(0.68)	(0.85)	$ 6.49	11.04%
12/31/2015	$ 7.76	0.14	(0.19)	(0.05)	(0.19)	(0.88)	(1.07)	$ 6.64	(0.64%)
12/31/2014	$ 8.23	0.27	0.42	0.69	(0.28)	(0.88)	(1.16)	$ 7.76	8.34%
12/31/2013	$ 7.28	0.35	1.74	2.09	(0.18)	(0.96)	(1.14)	$ 8.23	29.07%
Class L
12/31/2017	$11.37	0.38	1.94	2.32	(0.13)	(0.44)	(0.57)	$13.12	20.44%
12/31/2016	$11.08	0.19	0.96	1.15	(0.18)	(0.68)	(0.86)	$11.37	10.63%
12/31/2015	$12.23	0.25	(0.35)	(0.10)	(0.17)	(0.88)	(1.05)	$11.08	(0.76%)
12/31/2014	$12.36	0.45	0.54	0.99	(0.24)	(0.88)	(1.12)	$12.23	7.96%
12/31/2013	$10.48	0.69	2.30	2.99	(0.15)	(0.96)	(1.11)	$12.36	28.75%
Institutional Class
12/31/2017	$ 9.27	0.37	1.59	1.96	(0.22)	(0.44)	(0.66)	$10.57	21.23%
12/31/2016	$ 9.08	0.20	0.80	1.00	(0.13)	(0.68)	(0.81)	$ 9.27	11.33%
12/31/2015 (d)	$10.00	0.30	(0.68)	(0.38)	(0.03)	(0.51)	(0.54)	$ 9.08	(3.83%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$625,485	0.45%	0.45%	3.06%	21%
12/31/2016	$493,509	0.45%	0.45%	1.53%	30%
12/31/2015	$524,461	0.33%	0.33%	1.86%	28% (h)
12/31/2014	$651,746	0.10%	0.10%	3.26%	16%
12/31/2013	$645,735	0.10%	0.10%	4.22%	26%
Class L
12/31/2017	$107,725	0.70%	0.70%	3.04%	21%
12/31/2016	$ 66,271	0.70%	0.70%	1.69%	30%
12/31/2015	$ 41,987	0.60%	0.60%	2.02%	28% (h)
12/31/2014	$ 27,959	0.35%	0.35%	3.60%	16%
12/31/2013	$ 16,628	0.35%	0.35%	5.71%	26%
Institutional Class
12/31/2017	$ 72,696	0.10%	0.10%	3.60%	21%
12/31/2016	$ 46,807	0.10%	0.10%	2.12%	30%
12/31/2015 (d)	$ 20,858	0.10% (i)	0.10% (i)	4.56% (i)	28% (h)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-eight funds. Interests in the Great-West Conservative Profile Fund, Great-West Moderately Conservative Profile Fund, Great-West Moderate Profile Fund, Great-West Moderately Aggressive Profile Fund and Great-West Aggressive Profile Fund (each a Fund, collectively the Funds) are included herein. Effective July 17, 2017, the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and the Great-West Aggressive Profile II Fund names changed to the Great-West Conservative Profile Fund, Great-West Moderately Conservative Profile Fund, Great-West Moderate Profile Fund, Great-West Moderately Aggressive Profile Fund and the Great-West Aggressive Profile Fund, respectively. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Effective May 1, 2017, the Initial Class name changed to Investor Class. Each of the Funds offer three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2017

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2017, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. Each Fund recognizes transfers between levels as of the beginning of the reporting period. During the period, the GWL&A Contract transferred from Level 3 to Level 2 as all significant inputs were observable.
The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2017:
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund	Great-West Moderately Aggressive Profile Fund
Beginning Balance, January 01, 2017	$ 120,632,413	$ 56,512,577	$ 188,695,779	$ 42,133,828
Total interest received	-	-	-	-
Purchases	-	-	-	-
Sales	-	-	-	-
Transfers out	(120,632,413)	(56,512,577)	(188,695,779)	(42,133,828)
Ending Balance, December 31, 2017	$ 0	$ 0	$ 0	$ 0
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Annual Report - December 31, 2017

Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2017 and 2016 were as follows:
Great-West Conservative Profile Fund
	2017	2016
Ordinary income	$13,805,201	$8,370,139
Long-term capital gain	11,257,889	11,741,071
	$25,063,090	$20,111,210
Great-West Moderately Conservative Profile Fund
	2017	2016
Ordinary income	$7,816,128	$3,828,395
Long-term capital gain	7,732,712	6,987,854
	$15,548,840	$10,816,249
Great-West Moderate Profile Fund
	2017	2016
Ordinary income	$34,893,383	$18,600,841
Long-term capital gain	57,715,177	61,937,118
	$92,608,560	$80,537,959
Great-West Moderately Aggressive Profile Fund
	2017	2016
Ordinary income	$17,432,581	$7,005,468
Long-term capital gain	24,295,584	27,337,477
	$41,728,165	$34,342,945
Great-West Aggressive Profile Fund
	2017	2016
Ordinary income	$16,186,515	$13,935,012
Long-term capital gain	41,929,965	55,677,720
	$58,116,480	$69,612,732
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2017. Net assets of each Fund were unaffected by the reclassifications.

Annual Report - December 31, 2017

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Great-West Conservative Profile Fund	$ 7,091,970	$ (927,379)	$ (6,164,591)
Great-West Moderately Conservative Profile Fund	13,092,525	(388,957)	(12,703,568)
Great-West Moderate Profile Fund	54,554,922	(1,623,236)	(52,931,686)
Great-West Moderately Aggressive Profile Fund	56,816,038	(585,642)	(56,230,396)
Great-West Aggressive Profile Fund	29,506,231	(714,784)	(28,791,447)
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2017, the components of distributable earnings on a tax basis were as follows:
Great-West Conservative Profile Fund
Undistributed net investment income	$2,813,864
Undistributed long-term capital gains	7,830,726
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(39,290,800)
Tax composition of capital	$(28,646,210)
Great-West Moderately Conservative Profile Fund
Undistributed net investment income	$416,114
Undistributed long-term capital gains	8,934,145
Capital loss carryforwards	—
Capital loss not utilized due to section 382 limitation	(12,587)
Post-October losses	—
Net unrealized depreciation	(17,152,499)
Tax composition of capital	$(7,814,827)
Great-West Moderate Profile Fund
Undistributed net investment income	$8,984,235
Undistributed long-term capital gains	45,995,841
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(188,235,858)
Tax composition of capital	$(133,255,782)
Great-West Moderately Aggressive Profile Fund
Undistributed net investment income	$1,861,740
Undistributed long-term capital gains	27,490,057
Capital loss carryforwards	—
Capital loss not utilized due to section 382 limitation	(744,957)
Post-October losses	—
Net unrealized depreciation	(55,969,296)
Tax composition of capital	$(27,362,456)

Annual Report - December 31, 2017

Great-West Aggressive Profile Fund
Undistributed net investment income	$9,860,541
Undistributed long-term capital gains	35,696,323
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(98,294,017)
Tax composition of capital	$(52,737,153)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2017 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile Fund	$768,382,692	$—	$(39,290,800)	$(39,290,800)
Great-West Moderately Conservative Profile Fund	407,289,738	1,015,120	(18,167,619)	(17,152,499)
Great-West Moderate Profile Fund	1,771,120,495	12,009,118	(200,244,976)	(188,235,858)
Great-West Moderately Aggressive Profile Fund	800,483,599	8,578,046	(64,547,342)	(55,969,296)
Great-West Aggressive Profile Fund	904,507,237	25,272,652	(123,566,669)	(98,294,017)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-eight funds for which they serve as directors was $696,375 for the year ended December 31, 2017.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

Annual Report - December 31, 2017

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2017, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	5,833,499	$ 42,259,514	$19,255,601	$ 4,930,531	$ (190,108)	$ 839,345	$ 1,471,547	$ 57,401,632	7.88%
Great-West Loomis Sayles Bond Fund Institutional Class	7,738,528	55,146,856	24,457,646	6,594,585	(376,295)	2,017,762	2,406,379	74,908,952	10.28
Great-West Putnam High Yield Bond Institutional Class	3,952,761	25,639,515	15,541,635	3,245,638	(31,543)	342,906	1,889,487	38,302,249	5.25
Great-West Short Duration Bond Fund Institutional Class	4,764,627	34,029,151	16,133,831	3,245,172	(89,277)	89,184	923,064	46,979,224	6.45
Great-West Templeton Global Bond Fund Institutional Class	7,701,069	55,030,573	25,785,388	11,225,134	(1,331,156)	1,396,919	1,074,772	70,849,839	9.72
Great-West U.S. Government Securities Fund Institutional Class	6,014,125	42,337,024	19,960,009	4,614,911	(177,010)	(231,727)	1,620,744	57,374,750	7.87
					(2,195,389)	4,454,389	9,385,993	345,816,646	47.45
EQUITY MUTUAL FUNDS
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	3,093,343	24,282,120	13,136,882	6,588,605	249,761	(387,265)	3,133,070	30,655,026	4.21
Great-West Invesco Small Cap Value Fund Institutional Class	494,019	3,728,110	2,697,034	1,289,435	81,634	(290,592)	58,870	4,880,905	0.67
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	580,448	3,737,767	2,923,109	1,301,240	(26,136)	(487,047)	38,387	4,893,174	0.67
Great-West MFS International Growth Fund Institutional Class	1,439,942	11,313,052	4,209,297	3,594,177	(138,181)	2,377,976	240,993	14,413,816	1.98
Great-West MFS International Value Fund Institutional Class	3,118,163	22,731,635	13,892,093	5,309,732	1,159,385	4,226,274	629,819	35,890,051	4.93
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	2,101,705	17,358,141	6,966,834	5,142,440	399,222	3,306,684	253,526	22,614,342	3.10
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	337,780	2,978,451	1,451,583	950,139	107,115	420,608	-	3,945,275	0.54
Great-West Putnam Equity Income Fund Institutional Class	2,795,145	20,486,236	10,220,948	4,360,898	12,910	1,880,655	320,106	28,342,774	3.89
Great-West Real Estate Index Fund Institutional Class	4,088,833	27,108,721	16,865,111	6,883,429	(624,346)	(294,351)	667,751	36,676,835	5.03
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,167,135	20,482,638	11,788,981	4,674,187	(395,833)	643,259	1,011,855	28,282,517	3.88
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,011,752	6,507,054	3,486,210	1,723,219	(66,402)	440,289	102,524	8,751,659	1.20
					759,129	11,836,490	6,456,901	219,346,374	30.10

Annual Report - December 31, 2017

Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	163,928,872	$120,632,413	$51,616,789	$10,456,588	$ -	$ -	$ 2,136,258	$163,928,872	22.49%
					0	0	2,136,258	163,928,872	22.49
				Total	$(1,436,260)	$16,290,879	$17,979,152	$729,091,892	100.04%
(a) Includes assets received as part of the Fund's reorganization.
Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,456,430	$15,979,805	$11,235,515	$ 3,297,668	$ (23,340)	$ 270,910	$ 592,687	$ 24,171,271	6.20%
Great-West Loomis Sayles Bond Fund Institutional Class	3,255,554	20,797,548	14,086,372	4,300,329	(345,525)	954,868	957,910	31,513,761	8.08
Great-West Putnam High Yield Bond Institutional Class	1,664,878	9,687,246	8,336,790	2,063,168	(22,515)	122,695	766,374	16,132,665	4.14
Great-West Short Duration Bond Fund Institutional Class	300,600	1,722,975	1,600,876	358,715	(2,496)	(561)	55,960	2,963,914	0.76
Great-West Templeton Global Bond Fund Institutional Class	3,238,866	20,681,751	14,369,993	5,800,381	(582,581)	549,793	405,599	29,797,568	7.64
Great-West U.S. Government Securities Fund Institutional Class	2,532,896	16,009,177	11,542,898	3,192,609	(64,715)	(121,158)	658,865	24,163,832	6.19
					(1,041,172)	1,776,547	3,437,395	128,743,011	33.01
EQUITY MUTUAL FUNDS
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,668,450	18,827,116	13,479,078	5,797,071	199,017	(474,033)	2,717,068	26,444,335	6.78
Great-West Invesco Small Cap Value Fund Institutional Class	424,080	2,870,248	2,593,073	1,075,197	81,101	(266,723)	49,654	4,189,911	1.07
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	497,827	2,903,161	2,754,606	1,058,161	(7,513)	(440,480)	31,587	4,196,686	1.08
Great-West MFS International Growth Fund Institutional Class	1,243,835	8,777,880	4,980,999	3,376,576	(108,682)	1,842,686	210,145	12,450,783	3.19
Great-West MFS International Value Fund Institutional Class	2,703,924	17,665,416	14,756,675	5,278,963	917,828	3,321,180	548,856	31,122,167	7.98
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,818,215	13,528,187	7,849,536	4,779,959	255,084	2,647,685	217,178	19,563,996	5.02
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	290,238	2,284,383	1,535,421	830,059	99,311	323,722	-	3,389,978	0.87
Great-West Putnam Equity Income Fund Institutional Class	2,417,850	15,851,884	11,104,360	4,175,139	17,031	1,473,891	262,053	24,517,004	6.29
Great-West Real Estate Index Fund Institutional Class	1,972,393	11,895,134	10,276,001	4,310,736	(404,431)	(36,051)	300,335	17,692,361	4.54

Annual Report - December 31, 2017

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,744,156	$15,920,374	$12,383,495	$ 4,320,851	$ (297,754)	$ 385,557	$ 854,055	$ 24,505,313	6.28%
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	873,978	5,062,262	3,694,867	1,596,625	(95,909)	317,248	89,130	7,559,913	1.94
					655,083	9,094,682	5,280,061	175,632,447	45.04
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	85,761,781	56,512,577	38,537,421	10,347,971	-	-	1,059,754	85,761,781	21.99
					0	0	1,059,754	85,761,781	21.99
				Total	$ (386,089)	$10,871,229	$9,777,210	$390,137,239	100.04%
(a) Includes assets received as part of the Fund's reorganization.
Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	7,239,973	$ 53,151,948	$24,124,331	$ 7,183,994	$ (308,710)	$ 1,122,954	$ 1,804,167	$ 71,241,338	4.50%
Great-West Loomis Sayles Bond Fund Institutional Class	9,583,479	69,252,413	30,417,799	9,187,543	(532,639)	2,576,696	2,891,387	92,768,079	5.87
Great-West Putnam High Yield Bond Institutional Class	4,900,706	32,211,855	19,360,359	4,524,846	(12,316)	409,708	2,299,987	47,487,845	3.00
Great-West Short Duration Bond Fund Institutional Class	882,889	5,897,700	3,503,899	696,155	(5,183)	2,848	168,884	8,705,283	0.55
Great-West Templeton Global Bond Fund Institutional Class	9,593,896	69,164,142	31,023,188	13,098,769	(1,535,078)	1,591,922	1,248,662	88,263,842	5.58
Great-West U.S. Government Securities Fund Institutional Class	7,466,941	53,191,335	25,114,122	6,737,807	(312,364)	(198,615)	1,993,085	71,234,615	4.50
					(2,706,290)	5,505,513	10,406,172	379,701,002	24.00
EQUITY MUTUAL FUNDS
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	14,992,394	119,551,248	60,283,302	31,191,883	594,795	(1,552,507)	15,319,831	148,574,621	9.39
Great-West Invesco Small Cap Value Fund Institutional Class	2,397,983	18,198,026	11,185,014	5,039,202	(252,633)	(826,042)	282,884	23,692,069	1.50
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,821,423	18,312,144	12,807,344	5,396,816	(597,886)	(1,950,072)	181,795	23,784,599	1.50
Great-West MFS International Growth Fund Institutional Class	6,961,331	55,673,370	20,562,234	16,636,798	1,212,122	9,388,169	1,180,683	69,682,925	4.40
Great-West MFS International Value Fund Institutional Class	15,117,363	111,939,387	66,597,759	22,518,032	11,625,857	13,987,283	3,093,188	174,000,850	11.00
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	10,223,798	85,641,739	32,553,845	24,450,301	2,572,965	15,030,858	1,231,911	110,008,064	6.95

Annual Report - December 31, 2017

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,623,504	$ 14,589,015	$ 5,771,586	$ 3,795,553	$ 439,350	$ 2,048,574	$ -	$ 18,962,522	1.20%
Great-West Putnam Equity Income Fund Institutional Class	13,568,348	100,714,850	47,087,641	14,074,146	6,360,778	2,709,651	1,510,717	137,583,044	8.70
Great-West Real Estate Index Fund Institutional Class	7,065,450	47,555,204	28,473,391	9,904,063	841,339	(2,474,481)	1,115,187	63,377,090	4.01
Great-West T. Rowe Price Equity Income Fund Institutional Class	15,423,322	100,722,489	55,652,984	17,496,373	1,923,622	(941,154)	4,860,954	137,730,264	8.70
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,909,733	31,969,436	16,457,891	7,745,848	130,048	1,506,209	502,586	42,469,194	2.68
					24,850,357	36,926,488	29,279,736	949,865,242	60.03
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	253,318,393	188,695,779	81,123,680	19,767,618	-	-	3,266,552	253,318,393	16.01
					0	0	3,266,552	253,318,393	16.01
				Total	$22,144,067	$42,432,001	$42,952,460	$1,582,884,637	100.04%
(a) Includes assets received as part of the Fund's reorganization.
Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,301,884	$14,263,817	$10,213,221	$ 2,039,179	$ (4,707)	$ 236,067	$ 537,948	$ 22,650,539	3.04%
Great-West Loomis Sayles Bond Fund Institutional Class	3,048,091	18,605,909	13,029,102	2,653,129	(168,478)	724,199	854,153	29,505,516	3.97
Great-West Putnam High Yield Bond Institutional Class	1,560,916	8,622,611	7,693,705	1,341,924	(40,467)	135,805	692,850	15,125,275	2.03
Great-West Short Duration Bond Fund Institutional Class	1,647,291	10,025,924	7,493,113	1,256,046	(8,667)	(6,204)	296,511	16,242,291	2.18
Great-West Templeton Global Bond Fund Institutional Class	3,051,957	18,542,457	13,502,743	4,033,444	(443,368)	390,482	347,753	28,078,001	3.77
Great-West U.S. Government Securities Fund Institutional Class	2,374,270	14,274,902	10,543,855	1,918,214	(26,292)	(142,457)	599,177	22,650,540	3.05
					(691,979)	1,337,892	3,328,392	134,252,162	18.04
EQUITY MUTUAL FUNDS
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	8,731,860	58,965,285	42,413,141	15,003,232	250,616	(1,404,463)	8,818,034	86,532,730	11.63
Great-West Invesco Small Cap Value Fund Institutional Class	1,399,049	9,011,602	7,994,216	2,701,031	1,978	(633,613)	159,427	13,822,605	1.86
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,641,338	9,057,184	8,852,016	2,738,735	(179,970)	(1,314,964)	99,748	13,836,480	1.86

Annual Report - December 31, 2017

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
Great-West MFS International Growth Fund Institutional Class	4,064,346	$27,460,443	$16,100,062	$ 9,505,273	$ (529,057)	$ 5,901,746	$ 684,501	$ 40,684,102	5.46%
Great-West MFS International Value Fund Institutional Class	8,829,628	55,172,894	45,064,589	12,608,195	4,254,925	8,906,963	1,788,021	101,629,017	13.65
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	5,972,723	42,228,942	25,087,615	12,442,556	974,006	8,009,601	701,984	64,266,497	8.63
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	948,674	7,187,148	4,585,153	2,107,360	247,144	1,069,174	-	11,080,516	1.49
Great-West Putnam Equity Income Fund Institutional Class	7,917,480	49,672,734	34,294,958	9,797,445	540,169	4,064,733	818,604	80,283,254	10.79
Great-West Real Estate Index Fund Institutional Class	2,909,537	16,538,422	14,042,746	4,004,278	(372,143)	(292,730)	419,138	26,098,548	3.51
Great-West T. Rowe Price Equity Income Fund Institutional Class	8,991,028	49,705,284	40,114,200	10,792,386	(954,107)	1,038,065	2,713,437	80,289,878	10.79
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,855,958	15,755,378	11,833,474	4,067,055	(248,332)	811,276	289,910	24,704,037	3.32
					3,985,229	26,155,788	16,492,804	543,227,664	72.99
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	67,034,477	42,133,828	29,086,291	4,987,475	-	-	801,833	67,034,477	9.01
					0	0	801,833	67,034,477	9.01
				Total	$3,293,250	$27,493,680	$20,623,029	$744,514,303	100.04%
(a) Includes assets received as part of the Fund's reorganization.
Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	13,207,823	$107,112,870	$48,277,261	$24,198,562	$ 827,222	$ (1,468,327)	$13,339,294	$130,889,524	16.24%
Great-West Invesco Small Cap Value Fund Institutional Class	2,110,700	16,308,298	9,047,854	3,822,752	(177,630)	(782,595)	248,052	20,853,719	2.59
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,477,967	16,390,623	10,263,441	3,938,802	(448,041)	(1,782,654)	160,173	20,889,259	2.59
Great-West MFS International Growth Fund Institutional Class	6,149,027	49,729,277	17,054,612	14,418,928	785,458	8,694,741	1,027,752	61,551,764	7.64
Great-West MFS International Value Fund Institutional Class	13,360,518	99,951,910	57,263,698	19,748,870	10,065,335	12,822,998	2,694,741	153,779,562	19.08
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	9,006,394	76,768,723	27,327,996	21,834,947	2,164,051	13,608,593	1,076,273	96,908,798	12.03

Annual Report - December 31, 2017

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	1,433,687	$ 13,049,920	$ 4,786,114	$ 3,209,408	$ 358,044	$ 1,837,527	$ -	$ 16,745,468	2.08%
Great-West Putnam Equity Income Fund Institutional Class	11,978,426	90,238,118	37,516,943	14,369,757	1,027,788	7,094,609	1,333,457	121,461,235	15.07
Great-West Real Estate Index Fund Institutional Class	2,702,669	18,308,956	11,049,658	4,549,500	(194,540)	(418,664)	427,677	24,242,941	3.01
Great-West T. Rowe Price Equity Income Fund Institutional Class	13,603,756	90,304,228	45,440,925	15,727,677	(853,703)	1,859,840	4,265,965	121,481,545	15.07
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,324,787	28,656,227	13,510,873	6,299,471	286,028	1,269,908	437,153	37,409,405	4.64
					13,840,012	42,735,976	25,010,537	806,213,220	100.04
				Total	$13,840,012	$42,735,976	$25,010,537	$806,213,220	100.04%
(a) Includes assets received as part of the Fund's reorganization.
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Conservative Profile Fund	$222,880,025	$84,693,800
Great-West Moderately Conservative Profile Fund	143,253,805	65,574,089
Great-West Moderate Profile Fund	400,291,504	241,589,814
Great-West Moderately Aggressive Profile Fund	203,505,095	107,290,207
Great-West Aggressive Profile Fund	192,895,102	145,958,686
4.  FUND REORGANIZATION
On July 14, 2017, the Funds acquired all the net assets of the Target Funds (listed below) pursuant to an agreement and plan of reorganization approved by the Board of Directors. The reorganizations were structured to qualify as tax-free reorganizations under the Internal Revenue Code for federal income tax purposes, and the Target Fund's shareholders will not recognize gains or losses for federal income tax purposes as a result of the reorganization.
Prior to the closing of the reorganization, the Target Funds distributed all of their net investment income and capital gains, if any. As with other Fund distributions, a distribution may be taxable to the Target Fund shareholders for federal income tax purposes.
Target Funds	Acquiring Funds
Great-West Conservative Profile I Fund	Great-West Conservative Profile Fund
Great-West Moderately Conservative Profile I Fund	Great-West Moderately Conservative Profile Fund
Great-West Moderate Profile I Fund	Great-West Moderate Profile Fund
Great-West Moderately Aggressive Profile I Fund	Great-West Moderately Aggressive Profile Fund
Great-West Aggressive Profile I Fund	Great-West Aggressive Profile Fund
Investments

Annual Report - December 31, 2017

The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Funds as of the date of the reorganization were as follows:
	Cost of investments	Investments in securities, fair value	Net unrealized appreciation
Great-West Conservative Profile I Fund	$ 48,535,149	$ 49,152,012	$ 616,863
Great-West Moderately Conservative Profile I Fund	54,224,913	56,296,247	2,071,334
Great-West Moderate Profile I Fund	205,798,625	213,898,007	8,099,382
Great-West Moderately Aggressive Profile I Fund	153,082,688	164,129,471	11,046,783
Great-West Aggressive Profile I Fund	88,644,272	95,881,665	7,237,393
For financial reporting purposes, assets received and shares issued by the Acquiring Funds (listed below) were recorded at fair value; however, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the reorganizations were as follows:
	Shares Outstanding	Net Assets	NAV per Share
Target Funds - Prior to the Reorganization
Great-West Conservative Profile I Fund - Investor Class	6,078,516	$ 49,144,219	$ 8.08
Great-West Moderately Conservative Profile I Fund - Investor Class	6,976,124	56,287,254	8.07
Great-West Moderate Profile I Fund - Investor Class	25,613,380	213,862,738	8.35
Great-West Moderately Aggressive Profile I Fund - Investor Class	17,724,770	164,101,471	9.26
Great-West Aggressive Profile I Fund - Investor Class	9,980,043	95,864,199	9.61

Acquiring Funds - Prior to the Reorganization
Great-West Conservative Profile Fund - Investor Class	27,545,684	$ 226,816,914	8.23
Great-West Conservative Profile Fund - Institutional Class	2,678,959	26,874,163	10.03
Great-West Conservative Profile Fund - Class L	39,825,080	376,779,796	9.46
Great-West Moderately Conservative Profile Fund - Investor Class	12,290,651	109,360,812	8.90
Great-West Moderately Conservative Profile Fund - Institutional Class	1,579,540	15,997,400	10.13
Great-West Moderately Conservative Profile Fund - Class L	17,884,857	175,653,558	9.82
Great-West Moderate Profile Fund - Investor Class	114,156,585	844,998,146	7.40
Great-West Moderate Profile Fund - Institutional Class	8,040,218	82,235,230	10.23
Great-West Moderate Profile Fund - Class L	33,431,636	356,658,623	10.67
Great-West Moderately Aggressive Profile Fund - Investor Class	38,372,852	321,706,473	8.38
Great-West Moderately Aggressive Profile Fund - Institutional Class	4,255,081	43,759,644	10.28
Great-West Moderately Aggressive Profile Fund - Class L	17,161,110	166,823,723	9.72
Great-West Aggressive Profile Fund - Investor Class	71,129,843	512,628,064	7.21
Great-West Aggressive Profile Fund - Institutional Class	5,797,500	$ 59,827,595	$10.32
Great-West Aggressive Profile Fund - Class L	7,356,351	93,076,005	12.65

Acquiring Funds - After the Reorganization
Great-West Conservative Profile Fund - Investor Class	33,513,982	275,961,133	8.23
Great-West Conservative Profile Fund - Institutional Class	2,678,959	26,874,163	10.03
Great-West Conservative Profile Fund - Class L	39,825,080	376,779,796	9.46
Great-West Moderately Conservative Profile Fund - Investor Class	18,616,564	165,648,066	8.90
Great-West Moderately Conservative Profile Fund - Institutional Class	1,579,540	15,997,400	10.13
Great-West Moderately Conservative Profile Fund - Class L	17,884,857	175,653,558	9.82
Great-West Moderate Profile Fund - Investor Class	143,048,766	1,058,860,884	7.40

Annual Report - December 31, 2017

	Shares Outstanding	Net Assets	NAV per Share
Great-West Moderate Profile Fund - Institutional Class	8,040,218	82,235,230	10.23
Great-West Moderate Profile Fund - Class L	33,431,636	356,658,623	10.67
Great-West Moderately Aggressive Profile Fund - Investor Class	57,946,725	485,807,944	8.38
Great-West Moderately Aggressive Profile Fund - Institutional Class	4,255,081	43,759,644	10.28
Great-West Moderately Aggressive Profile Fund - Class L	17,161,110	166,823,723	9.72
Great-West Aggressive Profile Fund - Investor Class	84,431,505	608,492,263	7.21
Great-West Aggressive Profile Fund - Institutional Class	5,797,500	59,827,595	10.32
Great-West Aggressive Profile Fund - Class L	7,356,351	93,076,005	12.65
Pro Forma Results of Operations
The beginning of the Target Funds fiscal year was January 1, 2017. Assuming the reorganizations had been completed on January 1, 2017, the beginning of the Acquiring Funds current fiscal year, the pro forma results of operations for the year ended December 31, 2017, are as follows:
	Net investment income	Net realized and unrealized gain	Net increase in net assets resulting from operations
Pro Forma Results:
Great-West Conservative Profile Fund	$ 15,215,461	$ 30,351,721	$ 45,567,182
Great-West Moderately Conservative Profile Fund	8,596,102	24,553,170	33,149,272
Great-West Moderate Profile Fund	38,152,222	140,389,741	178,541,963
Great-West Moderately Aggressive Profile Fund	18,560,304	79,027,683	97,587,987
Great-West Aggressive Profile Fund	21,981,494	119,484,464	141,465,958
Because the combined Funds for the reorganizations have been managed as single integrated Funds since the reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Funds Statement of Operations for the Acquiring Funds since the reorganizations were consummated.
5.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Aggressive Profile Fund (formerly known as “Great-West Aggressive Profile II Fund”), Great-West Moderately Aggressive Profile Fund (formerly known as “Great-West Moderately Aggressive Profile II Fund”), Great-West Moderate Profile Fund (formerly known as “Great-West Moderate Profile II Fund”), Great-West Moderately Conservative Profile Fund (formerly known as “Great-West Moderately Conservative Profile II Fund”), and Great-West Conservative Profile Fund (formerly known as “Great-West Conservative Profile II Fund”) (collectively the "Funds"), of Great-West Funds, Inc. as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2018
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Conservative Profile Fund	$ 94,046	$1,059,065
Great-West Moderately Conservative Profile Fund	81,454	917,231
Great-West Moderate Profile Fund	455,548	5,129,852
Great-West Moderately Aggressive Profile Fund	266,041	2,995,833
Great-West Aggressive Profile Fund	402,540	4,532,916
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2017, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Conservative Profile Fund	15%
Great-West Moderately Conservative Profile Fund	22%
Great-West Moderate Profile Fund	30%
Great-West Moderately Aggressive Profile Fund	33%
Great-West Aggressive Profile Fund	47%

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 74	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	58	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 74	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	58	Director, Guaranty Bancorp
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	58	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	58	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 54	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	58	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 61	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 43	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 50	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 36	Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 50	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 42	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund, and receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $866,000 for fiscal year 2016 and $834,600 for fiscal year 2017.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2016 and $50,000 for fiscal year 2017. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2016 and $0 for fiscal year 2017.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2016 equaled $1,186,300 and for fiscal year 2017 equaled $1,480,500.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:March 28, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:March 28, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:March 28, 2018